Equity settled share-based payments - weighted-average remaining contract life for the outstanding restricted shares granted (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Aug. 27, 2018 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of restricted shares	¥ 651,053,000			¥ 53.67
Equity-settled share-based payment expenses (Note 32)	¥ 5,067,000	¥ 155,171,000	¥ 316,229,000
Restricted shares | Weighted average cost of capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key assumptions used in determining the fair value	15.1
Restricted shares | Risk-free interest rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key assumptions used in determining the fair value	3.0
Restricted shares | Discount for lack of marketability ("DLOM")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key assumptions used in determining the fair value	31.3